Item 1: Report(s) to Shareholders.
Investment Environment
Schwab S&P 500 Index Portfolio
Portfolio Expenses
Schwab S&P 500 Index Portfolio
Financial Statements
Financial Notes
Investment Advisory Agreement Approval
Trustees and Officers
Investment Environment
Schwab MarketTrack Growth Portfolio IItm
Portfolio Expenses
Schwab MarketTrack Growth Portfolio IItm
Financial Statements
Financial Notes
Investment Advisory Agreement Approval
Trustees and Officers
The Investment Environment and the Portfolio
Performance and Portfolio Facts
Portfolio Expenses
Schwab Money Market Portfolio tm
Financial Statements
Financial Notes
Investment Advisory Agreement Approval
Trustees and Officers
Item 2: Code of Ethics.
Item 3: Audit Committee Financial Expert.
Item 4: Principal Accountant Fees and Services.
Item 5: Audit Committee of Listed Registrants.
Item 6: Schedule of Investments.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10: Submission of Matters to a Vote of Security Holders.
Item 11: Controls and Procedures.
Item 12: Exhibits.
EXHIBIT 99.CERT
EXHIBIT 99.906CERT

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Annuity Portfolios
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007
Item 1: Report(s) to Shareholders.

Prospectus Supplement
and Semiannual Report Enclosed

Large Blend
Schwab S&P 500 Index Portfolio
Large-Cap Semiannual report for the period ended June 30, 2007

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

This supplement is not part of the shareholder report.

Supplement to the
Schwab S&P 500 Index Portfolio
Prospectus dated April 30, 2007

Schwab MarketTrack Growth Portfolio IItm
Prospectus dated April 30, 2007

THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS AS OF MAY 21, 2007.

Schwab S&P 500 Index Portfolio

Under the section titled “Fund management,” the biography for Tom Brown is deleted.

Schwab MarketTrack Growth Portfolio II

Under the section titled “Fund management,” the biography for Tom Brown is deleted and the following biography added.

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the portfolio. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing sub-advisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.

Charles Schwab & Co., Inc. Member SIPC
© 2007 All Rights Reserved

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the portfolio.

Although the U.S. economy grew at a sub-par pace during the report period, the markets remained resilient, aided by a continuation in relatively attractive equity valuations, stable earnings growth, and global liquidity. Strong employment data in June, coupled with an improved outlook on economic growth and tame inflation, suggested that the U.S. economy was healthy enough to diminish the possibility of a rate cut in the near future. However, several key issues continued to weigh on investors, namely, continued weakening of the housing market, rising energy prices, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

The U.S. economy had been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 0.7% annually adjusted rate, as compared to 2.5% in the fourth quarter of 2006. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2002, and reflected a number of factors, including a deceleration in exports, an increase in imports, and a decrease in government spending. Higher food and energy costs continue to be a concern, as they have the potential to weigh down on consumer spending. Furthermore, the housing market and sub-prime mortgage woes have the potential to dampen near term consumer spending.

The housing market remains a significant headwind for economic growth and continued to provide mixed signals with regards to a recovery. Existing home sales, which account for roughly 85% of the market, fell 0.3% to a seasonally adjusted annual rate of 5.99 million units in May, its lowest level since June 2003. Concurrently, new home sales declined by 1.6% to a seasonally adjusted annual rate of 915,000 units. According to the National Association of Realtors, buyer psychology has been the main factor behind sluggish home sales, in addition to tighter lending standards in the wake of subprime woes. Although a further decline in home prices may restore a sense of affordability, it also threatens to reduce equity values, an important source of wealth and leverage.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

6.96%	S&P 500® Index: measures U.S. large-cap stocks

6.45%	Russell 2000® Index: measures U.S. small-cap stocks

10.74%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.98%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

2.52%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Schwab S&P 500 Index Portfolio 1

The Investment Environment continued

Commodity prices continue to pose a threat to economic growth as well. Although prices at the pump have slightly moderated, the national average remains above $3 a gallon, continuing to squeeze the pockets of many investors. Increasing global demand remains ever present, and will likely continue to put upward pressures on prices. Nevertheless, it is projected that global oil consumption will grow at a rate of 1.5 million barrels per day in 2007 and 1.6 million barrels per day in 2008, with half of the consumption growth stemming from China and the U.S., according to the Energy Information Administration. Though elevated commodity prices might have less upward pressure on inflation, their tax-like effect threatens to weigh down on spending and discretionary income.

In its June 2007 statement, the Fed noted that despite ongoing adjustments in the housing sector, the economy will likely maintain its course of expanding at a moderate pace. Given an upbeat employment picture, improvements in manufacturing, and continued strength in the stock market, the U.S. economy has the potential to grow near its long-term trend of 3%. In June, nonfarm payroll employment increased by 132,000, while unemployment remained unchanged at 4.5%. Bear in mind that employment conditions react with a lag to changes in monetary policy, and thus are not fully reflective of current conditions. The Fed still regarded the labor market as tight, thus noting that “the high level of resource utilization” could cause upward pressures on wages.

Although readings of core inflation improved, the Fed’s predominant concern remains the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.3% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, performance of the economy in the near term could determine the outcome of inflationary pressures; if U.S. economic growth remains moderate, inflation will likely remain contained. However, if a recovery of economic growth ensues, upward pressures in wage inflation run the risk of pressuring inflationary expectations.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

Larry Mano, (right) managing director and senior portfolio manager, is responsible for the co-management of the portfolio.

Tom Brown (left) associate portfolio manager, was responsible for the day-to-day co-management of the portfolio.

The Schwab S&P 500 Index Portfolio returned 6.84% for the period, trailing its benchmark, the S&P 500 Index, which returned 6.96%. Bear in mind that indices are unmanaged and, unlike the portfolio, do not include operational and transactional costs.

The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. From an industry group perspective, Automobiles and Components, Energy, Telecom Services, and Materials were among the top performers. Better performing stocks for the period included Exxon Mobil Corporation, Schlumberger Limited, and Chevron Corp. Sectors that trailed included Banks, Household and Personal Products, and Real Estate. Positions in Wachovia Corporation, Bank of America Corporation, and Citigroup Inc. detracted from performance.

As of 6/30/07:
 Style Assessment1

 Statistics

Number of Holdings	504
Weighted Average
Market Cap

($ x 1,000,000)	$102,543

Price/Earnings Ratio (P/E)	17.7

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate[2]	1%

 Sector Weightings % of Investments

Financials	20.7%

Information Technology	15.7%

Health Care	11.7%

Industrials	11.6%

Energy	10.7%

Consumer Discretionary	10.1%

Consumer Staples	9.2%

Telecommunication Services	3.8%

Utilities	3.4%

Materials	3.1%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	3.5%

General Electric Co.	2.9%

AT&T, Inc.	1.9%

Microsoft Corp.	1.9%

Citigroup, Inc.	1.9%

Bank of America Corp.	1.6%

The Procter & Gamble Co.	1.4%

Pfizer, Inc.	1.4%

Chevron Corp.	1.4%

American International Group, Inc.	1.4%

Total	19.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 6/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

Schwab S&P 500 Index Portfolio

Performance Summary as of 6/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/annuities.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Portfolio: Schwab S&P 500 Index Portfolio (11/1/96)	6.84%	20.32%	10.41%	6.79%	8.71%
Benchmark: S&P 500® Index	6.96%	20.59%	10.70%	7.12%	9.12%
Fund Category: Morningstar Large-Cap Blend	6.69%	18.62%	9.15%	5.31%	n/a

Portfolio Expense Ratios4: 0.26%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]	Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If these contract fees and expenses were included, the returns would be less than those shown. Please refer to variable insurance product prospectus for a complete listing of these expenses.
[2]	Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.
[3]	Source for category information: Morningstar, Inc.
[4]	As of 4/30/07 as stated in the prospectus.

4 Schwab S&P 500 Index Portfolio

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2007 and held through June 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period.‘

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/07	at 6/30/07	1/1/07 - 6/30/07

Schwab S&P 500 Index Portfolio
Actual Return	0.25%	$1,000	$1,068.40	$1.28
Hypothetical 5% Return	0.25%	$1,000	$1,023.55	$1.25

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab S&P 500 Index Portfolio 5

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/07-		1/1/06	1/1/05	1/1/04	1/1/03	1/1/02
	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	20.60		18.09	17.56	16.06	12.66	16.54

Income from investment operations:
Net investment income	0.19		0.34	0.31	0.29	0.17	0.19
Net realized and unrealized gains or losses	1.22		2.48	0.53	1.40	3.40	(3.90)

Total income or loss from investment operations	1.41		2.82	0.84	1.69	3.57	(3.71)
Less distributions:
Distributions from net investment income	—		(0.31)	(0.31)	(0.19)	(0.17)	(0.17)

Net asset value at end of period	22.01		20.60	18.09	17.56	16.06	12.66

Total return (%)	6.84	[1]	15.60	4.75	10.53	28.22	(22.43)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25	[2]	0.28	0.27	0.28	0.28	0.28
Gross operating expenses	0.25	[2]	0.31	0.30	0.31	0.32	0.35
Net investment income	1.71	[2]	1.67	1.59	1.75	1.50	1.33
Portfolio turnover rate	1	[1]	3	4	4	2	11
Net assets, end of period ($ x 1,000,000)	175		167	157	162	146	98

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.

6 See financial notes

Schwab S&P 500 Index Portfolio

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio by industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.5%		Common Stock	109,939	173,746
0.3%		Short-Term Investments	590	590

99.8%		Total Investments	110,529	174,336
2.6%		Collateral Invested for Securities on Loan	4,569	4,569
(2	.4)%	Other Assets and Liabilities		(4,215)

100.0%		Net Assets		174,690

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.5% of net assets

Automobiles & Components 0.6%

Ford Motor Co. (b)	24,212	228
General Motors Corp. (b)	6,277	237
Harley-Davidson, Inc. (b)	3,456	206
Johnson Controls, Inc.	2,500	290
The Goodyear Tire & Rubber Co. *	2,500	87

		1,048

Banks 5.0%

BB&T Corp.	6,870	279
Comerica, Inc.	2,330	139
Commerce Bancorp, Inc. (b)	2,300	85
Compass Bancshares, Inc.	1,610	111
Countrywide Financial Corp.	8,000	291
Fannie Mae	12,540	819
Fifth Third Bancorp	7,405	295
First Horizon National Corp.	1,400	55
Freddie Mac	9,010	547
Hudson City Bancorp, Inc.	3,500	43
Huntington Bancshares, Inc.	3,256	74
KeyCorp	5,400	185
M&T Bank Corp.	1,071	114
Marshall & Ilsley Corp.	2,738	130
MGIC Investment Corp. (b)	733	42
National City Corp.	8,100	270
PNC Financial Services Group, Inc.	3,770	270
Regions Financial Corp.	9,677	320
Sovereign Bancorp, Inc.	3,605	76
SunTrust Banks, Inc.	4,800	412
Synovus Financial Corp.	4,300	132
U.S. Bancorp	22,899	755
Wachovia Corp.	24,057	1,233
Washington Mutual, Inc.	11,445	488
Wells Fargo & Co.	43,058	1,514
Zions Bancorp	1,408	108

		8,787

Capital Goods 9.2%

3M Co.	9,440	819
American Standard Cos., Inc.	2,400	142
Caterpillar, Inc.	8,680	680
Cooper Industries Ltd., Class A	2,600	148
Cummins, Inc.	1,200	122
Danaher Corp.	3,126	236
Deere & Co.	2,900	350
Dover Corp.	2,800	143
Eaton Corp.	1,740	162
Emerson Electric Co.	10,760	504
Fluor Corp.	1,100	123
General Dynamics Corp.	5,230	409
General Electric Co. (c)	132,578	5,075
Goodrich Corp.	1,660	99
Honeywell International, Inc.	11,037	621
Illinois Tool Works, Inc.	5,344	290
Ingersoll-Rand Co., Ltd., Class A	4,400	241
ITT Corp.	2,480	169
L-3 Communications Holdings, Inc.	1,500	146
Lockheed Martin Corp.	4,690	442
Masco Corp.	5,010	143
Northrop Grumman Corp.	4,534	353
PACCAR, Inc.	2,796	243
Pall Corp.	1,400	64
Parker Hannifin Corp.	1,650	162
Precision Castparts Corp.	3,000	364
Raytheon Co.	5,830	314
Rockwell Automation, Inc.	2,350	163
Rockwell Collins, Inc.	2,200	155
Terex Corp. *	1,300	106
Textron, Inc.	1,700	187
The Boeing Co.	10,396	1,000
Tyco International Ltd.	26,379	891
United Technologies Corp.	13,200	936
W.W. Grainger, Inc.	800	74

		16,076

Commercial Services & Supplies 0.5%

Allied Waste Industries, Inc. (b) *	525	7
Avery Dennison Corp.	1,300	86
Cintas Corp.	1,157	46
Equifax, Inc.	2,000	89
Monster Worldwide, Inc. *	1,704	70
Pitney Bowes, Inc.	3,000	140
R.R. Donnelley & Sons Co.	2,960	129
Robert Half International, Inc.	1,550	57
Waste Management, Inc.	7,357	287

		911

Consumer Durables & Apparel 1.2%

Brunswick Corp.	1,200	39
Centex Corp.	1,400	56

See financial notes 7

Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Coach, Inc. *	5,100	242
D.R. Horton, Inc.	2,500	50
Eastman Kodak Co. (b)	3,155	88
Fortune Brands, Inc.	1,607	132
Harman International Industries, Inc.	800	93
Hasbro, Inc.	2,525	79
Jones Apparel Group, Inc.	1,500	42
KB Home	960	38
Leggett & Platt, Inc.	2,300	51
Lennar Corp., Class A	1,600	59
Liz Claiborne, Inc.	997	37
Mattel, Inc.	5,300	134
Newell Rubbermaid, Inc.	3,924	116
Nike, Inc., Class B	4,920	287
Polo Ralph Lauren Corp.	900	88
Pulte Homes, Inc.	2,000	45
Snap-On, Inc.	800	40
The Black & Decker Corp.	1,010	89
The Stanley Works	391	24
VF Corp.	1,110	102
Whirlpool Corp.	1,033	115

		2,046

Consumer Services 1.6%

Apollo Group, Inc., Class A *	1,327	77
Carnival Corp.	5,222	255
Darden Restaurants, Inc.	1,590	70
H&R Block, Inc.	4,200	98
Harrah’s Entertainment, Inc.	2,200	188
Hilton Hotels Corp.	4,010	134
International Game Technology	4,700	187
Marriott International, Inc., Class A	4,312	186
McDonald’s Corp.	15,500	787
Starbucks Corp. *	10,120	265
Starwood Hotels & Resorts Worldwide, Inc.	2,900	194
Wendy’s International, Inc.	1,300	48
Wyndham Worldwide Corp. *	2,580	94
YUM! Brands, Inc.	7,400	242

		2,825

Diversified Financials 9.7%

American Express Co.	15,870	971
Ameriprise Financial, Inc.	3,278	208
Bank of America Corp.	58,501	2,860
Capital One Financial Corp.	5,180	406
Chicago Mercantile Exchange Holdings, Inc., Class A	400	214
CIT Group, Inc.	2,600	143
Citigroup, Inc. (c)	63,182	3,241
E *TRADE Financial Corp. *	5,160	114
Federated Investors, Inc., Class B	1,100	42
Franklin Resources, Inc.	2,100	278
Janus Capital Group, Inc.	1,941	54
JPMorgan Chase & Co.	44,701	2,166
Legg Mason, Inc.	1,500	148
Lehman Brothers Holdings, Inc.	7,000	522
Mellon Financial Corp.	5,600	246
Merrill Lynch & Co., Inc.	11,680	976
Moody’s Corp.	3,180	198
Morgan Stanley	13,780	1,156
Northern Trust Corp.	2,470	159
SLM Corp.	5,200	299
State Street Corp.	4,500	308
T. Rowe Price Group, Inc.	3,400	176
The Bank of New York Co., Inc. *	10,300	427
The Bear Stearns Cos., Inc.	1,512	212
The Charles Schwab Corp. (a)	14,146	290
The Goldman Sachs Group, Inc.	5,307	1,150

		16,964

Energy 10.7%

Anadarko Petroleum Corp.	6,094	317
Apache Corp.	4,008	327
Baker Hughes, Inc.	4,100	345
BJ Services Co.	3,800	108
Chesapeake Energy Corp. (b)	4,800	166
Chevron Corp.	27,816	2,343
ConocoPhillips	21,352	1,676
CONSOL Energy, Inc.	2,300	106
Devon Energy Corp.	5,663	443
El Paso Corp.	9,041	156
ENSCO International, Inc. (b)	1,900	116
EOG Resources, Inc.	3,214	235
Exxon Mobil Corp. (c)	73,518	6,167
Halliburton Co.	11,820	408
Hess Corp. (b)	3,410	201
Marathon Oil Corp.	9,264	555
Murphy Oil Corp.	2,332	139
Nabors Industries Ltd. *	4,000	133
National-Oilwell Varco, Inc. *	1,893	197
Noble Corp.	1,600	156
Occidental Petroleum Corp.	11,000	637
Peabody Energy Corp.	3,300	160
Rowan Cos., Inc.	1,200	49
Schlumberger Ltd. (b)	15,340	1,303
Smith International, Inc.	2,500	147
Spectra Energy Corp.	7,781	202
Sunoco, Inc.	1,740	139
The Williams Cos., Inc.	7,600	240
Transocean, Inc. *	3,733	396
Valero Energy Corp.	7,860	580
Weatherford International Ltd. *	4,280	236
XTO Energy, Inc.	4,229	254

		18,637

Food & Staples Retailing 2.4%

Costco Wholesale Corp.	6,100	357
CVS/Caremark Corp.	20,105	733
Safeway, Inc.	6,200	211
Supervalu, Inc.	2,435	113
Sysco Corp.	7,700	254
The Kroger Co.	9,400	264
Wal-Mart Stores, Inc.	31,930	1,536
Walgreen Co.	12,975	565
Whole Foods Market, Inc. (b)	1,800	69

		4,102

Food, Beverage & Tobacco 4.7%

Altria Group, Inc.	26,864	1,884

8 See financial notes

Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Anheuser-Busch Cos., Inc.	9,783	510
Archer-Daniels-Midland Co.	8,700	288
Brown-Forman Corp., Class B	1,204	88
Campbell Soup Co.	2,300	89
Coca-Cola Enterprises, Inc.	4,000	96
ConAgra Foods, Inc.	6,770	182
Constellation Brands, Inc., Class A *	2,300	56
Dean Foods Co.	1,700	54
General Mills, Inc.	4,579	268
H.J. Heinz Co.	4,510	214
Kellogg Co.	3,400	176
Kraft Foods, Inc., Class A	18,590	655
McCormick & Co., Inc.	1,700	65
Molson Coors Brewing Co., Class B	339	31
PepsiCo, Inc.	21,040	1,365
Reynolds American, Inc. (b)	2,156	141
Sara Lee Corp.	10,600	185
The Coca-Cola Co.	26,362	1,379
The Hershey Co.	2,244	114
The Pepsi Bottling Group, Inc.	1,902	64
Tyson Foods, Inc., Class A	1,186	27
UST, Inc.	2,200	118
Wm. Wrigley Jr. Co.	2,411	133

		8,182

Health Care Equipment & Services 3.9%

Aetna, Inc.	6,840	338
AmerisourceBergen Corp.	2,720	135
Bausch & Lomb, Inc.	800	56
Baxter International, Inc.	8,690	490
Becton, Dickinson & Co.	3,300	246
Biomet, Inc.	2,507	115
Boston Scientific Corp. *	15,090	231
C.R. Bard, Inc.	1,320	109
Cardinal Health, Inc.	5,374	380
CIGNA Corp.	4,680	244
Coventry Health Care, Inc. *	2,050	118
Express Scripts, Inc. (b) *	3,544	177
Hospira, Inc. *	2,100	82
Humana, Inc. *	2,100	128
IMS Health, Inc.	2,600	84
Laboratory Corp. of America Holdings *	1,504	118
Manor Care, Inc.	387	25
McKesson Corp.	3,956	236
Medco Health Solutions, Inc. *	3,888	303
Medtronic, Inc.	15,209	789
Patterson Cos., Inc. (b) *	980	36
Quest Diagnostics, Inc. (b)	2,260	117
St. Jude Medical, Inc. *	4,204	174
Stryker Corp.	3,900	246
Tenet Healthcare Corp. *	6,500	42
UnitedHealth Group, Inc.	17,630	902
Varian Medical Systems, Inc. *	1,000	42
WellPoint, Inc. *	8,136	649
Zimmer Holdings, Inc. *	3,184	270

		6,882

Household & Personal Products 2.1%

Avon Products, Inc.	5,116	188
Colgate-Palmolive Co.	6,670	433
Kimberly-Clark Corp.	5,706	382
The Clorox Co.	2,100	130
The Estee Lauder Cos., Inc., Class A	1,500	68
The Procter & Gamble Co. (c)	41,117	2,516

		3,717

Insurance 4.8%

ACE Ltd.	3,900	244
AFLAC, Inc.	6,610	340
Ambac Financial Group, Inc.	1,392	121
American International Group, Inc.	33,438	2,342
AON Corp.	4,550	194
Assurant, Inc.	1,500	88
Cincinnati Financial Corp.	2,335	101
Genworth Financial, Inc., Class A	5,000	172
Lincoln National Corp.	3,662	260
Loews Corp.	5,640	288
Marsh & McLennan Cos., Inc.	7,000	216
MBIA, Inc.	1,750	109
MetLife, Inc.	9,807	632
Principal Financial Group, Inc.	3,563	208
Prudential Financial, Inc.	6,470	629
SAFECO Corp.	1,600	100
The Allstate Corp.	8,440	519
The Chubb Corp.	5,160	279
The Hartford Financial Services Group, Inc.	3,930	387
The Progressive Corp.	10,200	244
The Travelers Cos., Inc.	8,999	481
Torchmark Corp.	1,500	101
UnumProvident Corp.	4,276	112
XL Capital Ltd., Class A	1,900	160

		8,327

Materials 3.1%

Air Products & Chemicals, Inc.	3,000	241
Alcoa, Inc.	11,072	449
Allegheny Technologies, Inc.	1,270	133
Ashland, Inc.	900	58
Ball Corp.	1,200	64
Bemis Co.	1,400	46
E.I. du Pont de Nemours & Co.	12,114	616
Eastman Chemical Co.	1,000	64
Ecolab, Inc.	2,604	111
Freeport-McMoRan Copper & Gold, Inc.	4,202	348
Hercules, Inc. *	700	14
International Flavors & Fragrances, Inc.	1,000	52
International Paper Co.	6,498	254
MeadWestvaco Corp.	2,549	90
Monsanto Co.	7,050	476
Newmont Mining Corp.	5,446	213
Nucor Corp.	4,000	235
Pactiv Corp. *	1,800	57
PPG Industries, Inc. (b)	2,300	175
Praxair, Inc.	4,165	300
Rohm & Haas Co.	2,105	115
Sealed Air Corp.	2,428	75
Sigma-Aldrich Corp.	1,282	55

See financial notes 9

Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Temple-Inland, Inc.	1,600	98
The Dow Chemical Co.	12,305	544
United States Steel Corp.	1,500	163
Vulcan Materials Co.	1,300	149
Weyerhaeuser Co.	2,800	221

		5,416

Media 3.4%

CBS Corp., Class B	9,880	329
Citadel Broadcasting Corp.	2,104	14
Clear Channel Communications, Inc.	5,956	225
Comcast Corp., Class A *	40,773	1,147
Dow Jones & Co., Inc.	600	34
Gannett Co., Inc.	2,960	163
Meredith Corp.	300	19
News Corp., Class A	30,574	648
Omnicom Group, Inc.	4,600	243
The DIRECTV Group, Inc. *	9,900	229
The E.W. Scripps Co., Class A (b)	1,000	46
The Interpublic Group of Cos., Inc. (b) *	4,997	57
The McGraw-Hill Cos., Inc.	4,750	323
The New York Times Co., Class A (b)	1,700	43
The Walt Disney Co.	27,400	935
Time Warner, Inc.	49,223	1,036
Tribune Co.	1,191	35
Viacom, Inc., Class B *	9,080	378

		5,904

Pharmaceuticals & Biotechnology 7.7%

Abbott Laboratories	19,635	1,052
Allergan, Inc.	3,760	217
Amgen, Inc. *	15,154	838
Applera Corp. - Applied Biosystems Group	2,800	86
Barr Pharmaceuticals, Inc. *	1,400	70
Biogen Idec, Inc. (b) *	4,700	251
Bristol-Myers Squibb Co.	25,640	809
Celgene Corp. *	4,700	269
Eli Lilly and Co.	12,920	722
Forest Laboratories, Inc. *	3,720	170
Genzyme Corp. *	3,500	225
Gilead Sciences, Inc. *	11,708	454
Johnson & Johnson	37,898	2,335
King Pharmaceuticals, Inc. *	3,466	71
Merck & Co., Inc.	28,300	1,409
Millipore Corp. *	500	38
Mylan Laboratories, Inc.	2,691	49
PerkinElmer, Inc.	1,700	44
Pfizer, Inc. (c)	94,269	2,411
Schering-Plough Corp.	19,190	584
Thermo Fisher Scientific, Inc. *	4,590	237
Waters Corp. *	1,400	83
Watson Pharmaceuticals, Inc. *	1,500	49
Wyeth	17,470	1,002

		13,475

Real Estate 1.1%

Apartment Investment & Management Co., Class A	1,300	66
Archstone-Smith Trust	2,700	160
AvalonBay Communities, Inc.	1,000	119
Boston Properties, Inc.	1,216	124
CB Richard Ellis Group, Inc., Class A *	2,300	84
Developers Diversified Realty Corp.	1,600	84
Equity Residential	4,000	183
Host Hotels & Resorts, Inc.	6,500	150
Kimco Realty Corp.	2,710	103
Plum Creek Timber Co., Inc.	2,560	107
ProLogis	2,600	148
Public Storage, Inc.	1,500	115
Simon Property Group, Inc.	2,800	260
Vornado Realty Trust (b)	1,600	176

		1,879

Retailing 3.5%

Abercrombie & Fitch Co., Class A	500	36
Amazon.com, Inc. *	3,900	267
AutoNation, Inc. (b) *	1,900	43
AutoZone, Inc. *	500	68
Bed Bath & Beyond, Inc. *	3,016	109
Best Buy Co., Inc.	5,075	237
Big Lots, Inc. *	1,400	41
Circuit City Stores, Inc.	2,054	31
Dillard’s, Inc., Class A	600	22
Dollar General Corp.	3,863	85
eBay, Inc. *	15,288	492
Family Dollar Stores, Inc.	2,000	69
Genuine Parts Co.	2,500	124
IAC/InterActiveCorp *	2,800	97
J.C. Penney Co., Inc.	3,100	224
Kohl’s Corp. *	4,410	313
Limited Brands, Inc.	3,908	107
Lowe’s Cos., Inc.	19,760	606
Macy’s, Inc.	6,822	271
Nordstrom, Inc.	2,850	146
Office Depot, Inc. *	4,100	124
OfficeMax, Inc.	900	35
RadioShack Corp. (b)	259	9
Sears Holdings Corp. (b) *	1,175	199
Staples, Inc.	9,850	234
Target Corp.	11,170	710
The Gap, Inc.	7,076	135
The Home Depot, Inc.	26,350	1,037
The Sherwin-Williams Co.	1,133	75
The TJX Cos., Inc.	6,310	174
Tiffany & Co.	1,126	60

		6,180

Semiconductors & Semiconductor Equipment 2.7%

Advanced Micro Devices, Inc. (b) *	5,530	79
Altera Corp.	4,880	108
Analog Devices, Inc.	4,730	178
Applied Materials, Inc. (c)	18,070	359

10 See financial notes

Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Broadcom Corp., Class A *	6,165	180
Intel Corp.	74,371	1,767
KLA-Tencor Corp.	2,700	148
Linear Technology Corp. (b)	4,000	145
LSI Logic Corp. *	5,410	41
Maxim Integrated Products, Inc.	3,900	130
MEMC Electronic Materials, Inc. *	2,900	177
Micron Technology, Inc. *	8,800	110
National Semiconductor Corp.	4,400	125
Novellus Systems, Inc. *	1,900	54
NVIDIA Corp. *	4,800	198
Teradyne, Inc. *	2,100	37
Texas Instruments, Inc.	20,040	754
Xilinx, Inc.	4,400	118

		4,708

Software & Services 5.5%

Adobe Systems, Inc. *	7,900	317
Affiliated Computer Services, Inc., Class A *	1,391	79
Autodesk, Inc. *	3,320	156
Automatic Data Processing, Inc.	7,173	348
BMC Software, Inc. *	3,200	97
CA, Inc.	6,044	156
Citrix Systems, Inc. *	2,360	80
Cognizant Technology Solutions Corp., Class A *	1,800	135
Computer Sciences Corp. *	2,400	142
Compuware Corp. *	5,150	61
Convergys Corp. *	1,354	33
Electronic Arts, Inc. *	4,058	192
Electronic Data Systems Corp.	7,220	200
Fidelity National Information Services, Inc.	2,000	109
First Data Corp.	9,959	325
Fiserv, Inc. *	2,260	128
Google, Inc., Class A *	2,777	1,454
Intuit, Inc. *	4,396	132
Microsoft Corp. (c)	111,568	3,288
Novell, Inc. *	5,200	41
Oracle Corp. *	51,720	1,019
Parametric Technology Corp. *	1,484	32
Paychex, Inc.	4,450	174
Symantec Corp. *	12,141	245
Unisys Corp. *	4,700	43
VeriSign, Inc. *	2,025	64
Western Union Co.	9,959	208
Yahoo!, Inc. *	15,900	431

		9,689

Technology Hardware & Equipment 7.1%

Agilent Technologies, Inc. *	5,867	226
Apple, Inc. *	11,000	1,342
Avaya, Inc. *	5,632	95
Ciena Corp. *	957	35
Cisco Systems, Inc. *	78,538	2,187
Comverse Technology, Inc. *	2,700	56
Corning, Inc. *	19,950	510
Dell, Inc. *	28,872	824
EMC Corp. *	29,322	531
Hewlett-Packard Co.	35,613	1,589
International Business Machines Corp.	19,785	2,082
Jabil Circuit, Inc.	2,127	47
JDS Uniphase Corp. (b) *	2,519	34
Juniper Networks, Inc. *	6,800	171
Lexmark International, Inc., Class A *	1,300	64
Molex, Inc.	1,800	54
Motorola, Inc.	30,635	542
NCR Corp. *	2,400	126
Network Appliance, Inc. *	4,600	134
QLogic Corp. *	2,590	43
QUALCOMM, Inc.	21,490	933
SanDisk Corp. *	2,900	142
Sanmina-SCI Corp. *	5,000	16
Solectron Corp. (b) *	13,490	50
Sun Microsystems, Inc. *	45,800	241
Tektronix, Inc.	1,100	37
Tellabs, Inc. *	6,230	67
Xerox Corp. *	12,190	225

		12,403

Telecommunication Services 3.8%

ALLTEL Corp.	4,660	315
AT&T, Inc.	81,388	3,378
CenturyTel, Inc.	1,490	73
Citizens Communications Co. (b)	4,718	72
Embarq Corp.	1,997	126
Qwest Communications International, Inc. *	21,216	206
Sprint Nextel Corp.	38,839	804
Verizon Communications, Inc.	37,604	1,548
Windstream Corp.	5,335	79

		6,601

Transportation 1.8%

Burlington Northern Santa Fe Corp.	4,730	403
C.H. Robinson Worldwide, Inc.	2,200	116
CSX Corp.	6,020	271
FedEx Corp.	3,920	435
Norfolk Southern Corp.	5,100	268
Ryder System, Inc.	600	32
Southwest Airlines Co.	7,886	118
Union Pacific Corp.	3,570	411
United Parcel Service, Inc., Class B	13,915	1,016

		3,070

Utilities 3.4%

Allegheny Energy, Inc. *	2,241	116
Ameren Corp.	2,500	122
American Electric Power Co., Inc.	5,170	233
CenterPoint Energy, Inc. (b)	3,650	63
CMS Energy Corp.	2,960	51
Consolidated Edison, Inc.	3,100	140
Constellation Energy Group, Inc.	2,500	218
Dominion Resources, Inc.	4,380	378
DTE Energy Co.	2,200	106
Duke Energy Corp.	15,563	285
Dynegy, Inc., Class A *	4,295	41
Edison International	4,200	236

See financial notes 11

Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Entergy Corp.	2,377	255
Exelon Corp.	8,690	631
FirstEnergy Corp.	4,288	278
FPL Group, Inc.	5,400	306
Integrys Energy Group, Inc.	247	12
KeySpan Corp.	2,300	97
Nicor, Inc. (b)	510	22
NiSource, Inc.	3,246	67
PG&E Corp.	4,800	217
Pinnacle West Capital Corp.	1,200	48
PPL Corp.	4,960	232
Progress Energy, Inc.	2,730	124
Public Service Enterprise Group, Inc.	3,300	290
Questar Corp.	2,200	116
Sempra Energy	3,141	186
TECO Energy, Inc.	2,840	49
The AES Corp. *	8,800	193
The Southern Co.	9,510	326
TXU Corp.	5,954	401
Xcel Energy, Inc.	3,809	78

		5,917

Total Common Stock (Cost $109,939)		173,746

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.3% of net assets

Commercial Paper & Other Corporate Obligations 0.2%

Bank of America, London Time Deposit
5.04%, 07/02/07	498	498

U.S. Treasury Obligation 0.1%

U.S. Treasury Bill
4.66%, 09/20/07	92	92

Total Short-Term Investments (Cost $590)		590

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $111,419 and the unrealized appreciation and depreciation was $68,807 and ($5,890), respectively, with a net unrealized appreciation of $62,917.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 2.6% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	4,569,206	4,569

End of collateral invested for securities on loan.

In addition to the above, the fund held the following at 06/30/07. All numbers x 1,000 except number of contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract

S & P Mini 500 Index, Long expires 09/21/07	10	758	(8)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.

12 See financial notes

Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in unaffiliated issuers, at value including securities on loan of $4,464 (cost $110,391)		$174,046
Investments in affiliated issuers, at value (cost $138)	+	290

Total investments, at value (cost $110,529)		174,336
Collateral invested for securities on loan		4,569
Cash		1
Receivables:
Investments sold		38
Fund shares sold		242
Dividends		185
Prepaid expenses	+	1

Total assets		179,372

Liabilities
Collateral invested for securities on loan		4,569
Payables:
Investment adviser and administrator fees		2
Fund shares redeemed		87
Due to brokers for futures		1
Accrued expenses	+	23

Total liabilities		4,682

Net Assets
Total assets		179,372
Total liabilities	−	4,682

Net assets		$174,690
Net Assets by Source
Capital received from investors		122,148
Net investment income not yet distributed		4,045
Net realized capital losses		(15,302)
Net unrealized capital gains		63,799

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$174,690		7,937		$22.01

See financial notes 13

Schwab S&P 500 Index Portfolio

Statement of
Operations
For January 1, 2007 through June 30,.2007; unaudited. All numbers x 1,000.

Investment Income
Dividends received from unaffiliated issuers		$1,613
Dividends received from affiliated issuers		1
Interest		50
Securities on loan	+	4

Total Investment Income		1,668

Net Realized Gains and Losses
Net realized gains on investments		558
Net realized gains on futures contracts	+	96

Net realized gains		654

Net Unrealized Gains and Losses
Net unrealized gains on investments		9,287
Net unrealized losses on futures contracts	+	(10)

Net unrealized gains		9,277

Expenses
Investment adviser and administrator fees		127
Portfolio accounting fees		23
Shareholder reports		21
Professional fees		15
Trustees’ fees		14
Custodian fees		6
Other expenses	+	8

Total expenses		214

Increase in Net Assets from Operations
Total investment income		1,668
Net expenses	−	214

Net investment income		1,454
Net realized gains		654
Net unrealized gains	+	9,277

Increase in net assets from operations		$11,385

14 See financial notes

Schwab S&P 500 Index Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/07-6/30/07	1/1/06-12/31/06
Net investment income		$1,454	$2,612
Net realized gains or losses		654	(1,348)
Net unrealized gains	+	9,277	21,518

Increase in net assets from operations		11,385	22,782

Distributions to shareholders
Distributions from net investment income		$-	$2,495

Transactions in Fund Shares

		1/1/07-6/30/07		1/1/06-12/31/06
		SHARES	VALUE	SHARES	VALUE
Shares sold		559	$11,875	994	$19,207
Shares reinvested		-	-	120	2,495
Shares redeemed	+	(710)	(15,162)	(1,727)	(32,783)

Net transactions in fund shares		(151)	($3,287)	(613)	($11,081)

Shares Outstanding and Net Assets

		1/1/07-6/30/07		1/1/06-12/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,088	$166,592	8,701	$157,386
Total increase or decrease	+	(151)	8,098	(613)	9,206

End of period		7,937	$174,690	8,088	$166,592

Net investment income not yet distributed			$4,045		$2,591

See financial notes 15

Schwab S&P 500 Index Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund

Schwab S&P 500 Index Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.

•	Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

16

Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Securities Lending: The fund may loan securities to certain brokers, dealers and other financial institutions that pay the fund negotiated fees. The fund receives cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Foreign Currency Transactions:

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(e) Investment Income:

Interest income is recorded as it accrues. Dividends and capital gain distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(f) Expenses:

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

(g) Distributions to Shareholders:

The fund pays dividends from net investment income and makes distributions from net realized capital gains once a year.

(h) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(i) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Not withstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

 17

Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(j) Federal Income Taxes:

The fund intends to meet federal income tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company’s separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(k) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with their vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(l) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2007, management has reviewed the tax positions for open tax years (December 31, 2003 through December 31, 2006), evaluated the implications of FIN 48, and determined that there is no impact to the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

3. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.15%
Over $500 million	0.09%
Over $5 billion	0.08%
Over $10 billion	0.07%

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.28% through April 30, 2008.

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in an index which the fund uses as part of an indexing strategy.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

18

Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2007, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

4.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000.)

For the fiscal year ended June 30, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

1,434	1,226

5.	Borrowing from Banks:
(All dollar amounts are x 1,000.)

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. There was no borrowing from line of credit for the fund during the period.

6.	Federal Income Taxes:
(All dollar amounts are x 1,000.)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2006, the fund had capital loss carry forwards expiring in:

Expire

2008	$664
2009	1,821
2010	7,810
2011	38
2012	359
2013	2,129
2014	881

Total	$13,702

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, the fund had deferred realized capital losses of $1,362, and there were no capital losses being utilized to offset capital gains.

 19

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab S&P 500 Index Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 2, 2007 and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The trustees considered the role of unaffiliated insurance companies in the distribution of the funds. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and

20

shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

 21

Trustees and Officers

The tables below give information as of June 30, 2007, about the trustees and officers for Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of June 30, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	61	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	61	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners, LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

22

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served )	Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc.. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Management and Director, American Century Companies, Inc.	72	None.

 23

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust;. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., abd Charles Schwab Investment Management, Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 25

Prospectus Supplement and
Semiannual Report Enclosed

Large-Cap Blend
Schwab MarketTrack Growth Portfolio IItm
Balanced Semiannual report for the period ended June 30, 2007

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

This supplement is not part of the shareholder report.

Supplement to the
Schwab S&P 500 Index Portfolio
Prospectus dated April 30, 2007

Schwab MarketTrack Growth Portfolio IItm
Prospectus dated April 30, 2007

THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS AS OF MAY 21, 2007.

Schwab S&P 500 Index Portfolio

Under the section titled “Fund management,” the biography for Tom Brown is deleted.

Schwab MarketTrack Growth Portfolio II

Under the section titled “Fund management,” the biography for Tom Brown is deleted and the following biography added.

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the portfolio. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing sub-advisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.

Charles Schwab & Co., Inc. Member SIPC
© 2007 All Rights Reserved

The Investment Environment

Larry Mano, (right) managing director and portfolio manager is responsible for the day-to-day co-management of the portfolio.

Tom Brown, (left) portfolio manager, was responsible for the day-to-day co-management of the portfolio.

Caroline Lee, managing director and portfolio manager is responsible for the day-to-day co-management of the portfolio.

Although the U.S. economy grew at a sub-par pace during the report period, the markets remained resilient, aided by a continuation in relatively attractive equity valuations, stable earnings growth, and global liquidity. Strong employment data in June, coupled with an improved outlook on economic growth and tame inflation, suggested that the U.S. economy was healthy enough to diminish the possibility of a rate cut in the near future. However, several key issues continued to weigh on investors, namely, continued weakening of the housing market, rising energy prices, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

The U.S. economy had been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 0.7% annually adjusted rate, as compared to 2.5% in the fourth quarter of 2006. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2002, and reflected a number of factors, including a deceleration in exports, an increase in imports, and a decrease in government spending. Higher food and energy costs continue to be a concern, as they have the potential to weigh down on consumer spending. Furthermore, the housing market and sub-prime mortgage woes have the potential to dampen near term consumer spending.

The housing market remains a significant headwind for economic growth and continued to provide mixed signals with regards to a recovery. Existing home sales, which account for roughly 85% of the market, fell 0.3% to a seasonally adjusted annual rate of 5.99 million units in May, its lowest level since June 2003. Concurrently, new home sales declined by 1.6% to a seasonally adjusted annual rate of 915,000 units. According to the National Association of Realtors, buyer psychology has been the main factor behind sluggish home sales, in addition to tighter lending standards in the wake of subprime woes. Although a further decline in home prices may restore a sense of affordability, it also threatens to reduce equity values, an important source of wealth and leverage.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

6.96%	S&P 500® Index: measures U.S. large-cap stocks

6.45%	Russell 2000® Index: measures U.S. small-cap stocks

10.74%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.98%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

2.52%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Schwab MarketTrack Growth Portfolio II 1

The Investment Environment continued

Matthew Hastings, CFA, managing director and portfolio manager, has day-to-day co-management responsibility for the bond and cash portions of the portfolio.

Andrew Tikofsky, PhD, managing director and portfolio manager, has day-to-day co-management responsibility for the bond and cash portions of the portfolio.

Steven Hung, managing director and portfolio manager, has day-to-day co-management responsibility for the bond and cash portions of the portfolio.

Commodity prices continue to pose a threat to economic growth as well. Although prices at the pump have slightly moderated, the national average remains above $3 a gallon, continuing to squeeze the pockets of many investors. Increasing global demand remains ever present, and will likely continue to put upward pressures on prices. Nevertheless, it is projected that global oil consumption will grow at a rate of 1.5 million barrels per day in 2007 and 1.6 million barrels per day in 2008, with half of the consumption growth stemming from China and the U.S., according to the Energy Information Administration. Though elevated commodity prices might have less upward pressure on inflation, their tax-like effect threatens to weigh down on spending and discretionary income.

In its June 2007 statement, the Fed noted that despite ongoing adjustments in the housing sector, the economy will likely maintain its course of expanding at a moderate pace. Given an upbeat employment picture, improvements in manufacturing, and continued strength in the stock market, the U.S. economy has the potential to grow near its long-term trend of 3%. In June, nonfarm payroll employment increased by 132,000, while unemployment remained unchanged at 4.5%. Bear in mind that employment conditions react with a lag to changes in monetary policy, and thus are not fully reflective of current conditions. The Fed still regarded the labor market as tight, thus noting that “the high level of resource utilization” could cause upward pressures on wages.

Although readings of core inflation improved, the Fed’s predominant concern remains the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.3% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, performance of the economy in the near term could determine the outcome of inflationary pressures; if U.S. economic growth remains moderate, inflation will likely remain contained. However, if a recovery of economic growth ensues, upward pressures in wage inflation run the risk of pressuring inflationary expectations.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio IItm

The Schwab MarketTrack Growth Portfolio II incorporates a mix of different asset classes. Accordingly, its returns over a given period will reflect a blend of returns of those asset classes, and will depend on their relative weightings within the portfolio. By spreading its exposure over various asset classes, the MarketTrack Growth Portfolio II is designed to provide more stable returns while seeking to reduce risk over various market cycles.

The portfolio returned 6.86% for the period, compared to a 6.96% return for its benchmark, the Growth Composite Index. The portfolio has an 80% target stock allocation that is divided among large-cap, small-cap, and international stocks. For the report period, the target allocation to international stocks drove returns, as the international sector posted the strongest returns over the period. The fund is designed to allocate 20% to fixed income in order to reduce volatility and risk over the long term. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. During the first half of the period, the yield curve remained slightly inverted as expectations predicted the Fed would lower interest rates due to slow growth and moderate inflation. However, as strong job growth, business activity remained healthy, and the Fed continued to indicate their primary concern was inflation, the yield curve shifted to a positive slope late in the second quarter.

As of 6/30/07:

 Statistics

Number of Holdings	503
Weighted Average
Market Cap

($ x 1,000,000)	$63,980

Price/Earnings Ratio (P/E)	20.5

Price/Book Ratio (P/B)	2.6

Portfolio Turnover Rate[1]	2%

 Asset Class Weightings % of Investments

Large-Cap Stocks	40.6%

International Stocks	20.2%

Small-Cap Stocks	20.3%

Bonds	14.8%

Short-Term Investments	4.1%

Total	100.0%

 Top Holdings % Net Assets2

Schwab Institutional Select

S&P 500 Fund	26.9%
Schwab Small-Cap Index Fund,

Select Shares	20.0%
Schwab International Index

Fund, Select Shares	19.9%

Schwab Total Bond Market Fund	14.6%
Schwab Value Advantage Money

Fund, Select Shares	3.7%

Exxon Mobil Corp.	0.5%

General Electric Co.	0.4%

Microsoft Corp.	0.3%

AT&T, Inc.	0.3%

Citigroup, Inc.	0.2%

Total	86.8%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

Schwab MarketTrack Growth Portfolio II 3

Schwab MarketTrack Growth Portfolio IItm

Performance Summary as of 6/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/annuities.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/1/96)	6.86%	17.75%	10.94%	7.16%	8.49%
Benchmark: Growth Composite Index	6.96%	18.69%	11.65%	7.51%	8.70%
Fund Category: Morningstar Large-Cap Blend	6.69%	18.62%	9.15%	5.31%	n/a

Portfolio Expense Ratios4: Net 0.79%; Gross 0.99%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.
[2]	Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If these contract fees and expenses were included, the returns would be less than those shown. Please refer to variable insurance product prospectus for a complete listing of these expenses.
[3]	Source for category information: Morningstar, Inc.
[4]	As of 4/30/07 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.29%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 6/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

4 Schwab MarketTrack Growth Portfolio II

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2007 and held through June 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period.‘

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/07	at 6/30/07	1/1/07 - 6/30/07

Schwab MarketTrack Growth Portfolio II
Actual Return	0.50%	$1,000	$1,068.60	$2.56
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolio invests.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab MarketTrack Growth Portfolio II 5

Schwab MarketTrack Growth Portfolio IItm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	17.64		15.53	14.87	13.49	10.75	12.99

Income from investment operations:
Net investment income	0.08		0.33	0.24	0.21	0.16	0.17
Net realized and unrealized gains or losses	1.13		2.00	0.62	1.35	2.74	(2.17)

Total income or loss from investment operations	1.21		2.33	0.86	1.56	2.90	(2.00)
Less distributions:
Distributions from net investment income	—		(0.22)	(0.20)	(0.18)	(0.16)	(0.20)
Distributions from net realized gains	—		—	—	—	—	(0.04)

Total distributions	—		(0.22)	(0.20)	(0.18)	(0.16)	(0.24)

Net asset value at end of period	18.85		17.64	15.53	14.87	13.49	10.75

Total return (%)	6.86	[1]	15.02	5.77	11.58	26.97	(15.44)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses [2]	0.50	[3]	0.50	0.48	0.50	0.50	0.50
Gross operating expenses [2]	0.64	[3]	0.70	0.68	0.69	0.87	1.00
Net investment income	0.79	[3]	2.28	1.66	1.52	1.70	1.59
Portfolio turnover rate	2	[1]	33	5	8	10	30
Net assets, end of period ($ x 1,000,000)	49		46	37	34	30	20

*	Unaudited.

[1]	Not annualized.
[2]	The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.
[3]	Annualized.

6 See financial notes

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

13.1%	Common Stock	3,031	6,434
85.0%	Other Investment Companies	33,164	41,777
0.3%	Short-Term Investment	147	147

98.4%	Total Investments	36,342	48,358
1.6%	Other Assets and Liabilities		803

100.0%	Net Assets		49,161

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 13.1% of net assets

Automobiles & Components 0.1%

Ford Motor Co.	883	8
General Motors Corp.	267	10
Harley-Davidson, Inc.	128	8
Johnson Controls, Inc.	91	11
The Goodyear Tire & Rubber Co. *	84	3

		40

Banks 0.7%

BB&T Corp.	253	10
Comerica, Inc.	78	5
Commerce Bancorp, Inc.	100	4
Compass Bancshares, Inc.	59	4
Countrywide Financial Corp.	285	10
Fannie Mae	457	30
Fifth Third Bancorp	262	10
First Horizon National Corp.	60	2
Freddie Mac	326	20
Hudson City Bancorp, Inc.	200	2
Huntington Bancshares, Inc.	118	3
KeyCorp	191	6
M&T Bank Corp.	37	4
Marshall & Ilsley Corp.	106	5
MGIC Investment Corp.	42	2
National City Corp.	260	9
PNC Financial Services Group, Inc.	138	10
Regions Financial Corp.	344	11
Sovereign Bancorp, Inc.	176	4
SunTrust Banks, Inc.	175	15
Synovus Financial Corp.	149	5
U.S. Bancorp	852	28
Wachovia Corp.	895	46
Washington Mutual, Inc.	469	20
Wells Fargo & Co.	1,584	56
Zions Bancorp	50	4

		325

Capital Goods 1.2%

3M Co.	357	31
American Standard Cos., Inc.	85	5
Caterpillar, Inc.	317	25
Cooper Industries Ltd., Class A	88	5
Cummins, Inc.	44	4
Danaher Corp.	112	8
Deere & Co.	113	14
Dover Corp.	97	5
Eaton Corp.	71	7
Emerson Electric Co.	388	18
Fluor Corp.	42	5
General Dynamics Corp.	189	15
General Electric Co.	4,932	189
Goodrich Corp.	59	3
Honeywell International, Inc.	394	22
Illinois Tool Works, Inc.	196	11
Ingersoll-Rand Co., Ltd., Class A	154	8
ITT Corp.	88	6
L-3 Communications Holdings, Inc.	58	6
Lockheed Martin Corp.	169	16
Masco Corp.	196	6
Northrop Grumman Corp.	165	13
PACCAR, Inc.	121	11
Pall Corp.	60	3
Parker Hannifin Corp.	56	5
Precision Castparts Corp.	100	12
Raytheon Co.	212	11
Rockwell Automation, Inc.	83	6
Rockwell Collins, Inc.	82	6
Terex Corp. *	40	3
Textron, Inc.	62	7
The Boeing Co.	378	36
Tyco International Ltd. *	953	32
United Technologies Corp.	480	34
W.W. Grainger, Inc.	37	3

		591

Commercial Services & Supplies 0.1%

Allied Waste Industries, Inc. *	115	2
Avery Dennison Corp.	53	4
Cintas Corp.	66	3
Equifax, Inc.	62	3
Monster Worldwide, Inc. *	60	2
Pitney Bowes, Inc.	108	5
R.R. Donnelley & Sons Co.	103	4
Robert Half International, Inc.	82	3
Waste Management, Inc.	261	10

		36

Consumer Durables & Apparel 0.2%

Brunswick Corp.	45	1
Centex Corp.	59	2

See financial notes 7

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Coach, Inc. *	181	9
D.R. Horton, Inc.	128	3
Eastman Kodak Co.	135	4
Fortune Brands, Inc.	70	6
Harman International Industries, Inc.	32	4
Hasbro, Inc.	85	3
Jones Apparel Group, Inc.	55	2
KB Home	37	1
Leggett & Platt, Inc.	87	2
Lennar Corp., Class A	64	2
Liz Claiborne, Inc.	50	2
Mattel, Inc.	183	5
Newell Rubbermaid, Inc.	129	4
Nike, Inc., Class B	178	10
Polo Ralph Lauren Corp.	30	3
Pulte Homes, Inc.	102	2
Snap-On, Inc.	27	1
The Black & Decker Corp.	36	3
The Stanley Works	35	2
VF Corp.	42	4
Whirlpool Corp.	36	4

		79

Consumer Services 0.2%

Apollo Group, Inc., Class A *	67	4
Carnival Corp.	205	10
Darden Restaurants, Inc.	63	3
H&R Block, Inc.	156	4
Harrah’s Entertainment, Inc.	88	7
Hilton Hotels Corp.	155	5
International Game Technology	159	6
Marriott International, Inc., Class A	152	7
McDonald’s Corp.	594	30
Starbucks Corp. *	361	9
Starwood Hotels & Resorts Worldwide, Inc.	103	7
Wendy’s International, Inc.	55	2
Wyndham Worldwide Corp. *	95	3
YUM! Brands, Inc.	260	9

		106

Diversified Financials 1.3%

American Express Co.	585	36
Ameriprise Financial, Inc.	118	7
Bank of America Corp.	2,197	107
Capital One Financial Corp.	142	11
Chicago Mercantile Exchange Holdings, Inc., Class A	15	8
CIT Group, Inc.	95	5
Citigroup, Inc.	2,361	121
E *TRADE Financial Corp. *	197	4
Federated Investors, Inc., Class B	40	1
Franklin Resources, Inc.	72	9
Janus Capital Group, Inc.	102	3
JPMorgan Chase & Co.	1,649	80
Legg Mason, Inc.	59	6
Lehman Brothers Holdings, Inc.	250	19
Mellon Financial Corp.	197	9
Merrill Lynch & Co., Inc.	434	36
Moody’s Corp.	116	7
Morgan Stanley	508	43
Northern Trust Corp.	87	6
SLM Corp.	197	11
State Street Corp.	157	11
T. Rowe Price Group, Inc.	126	7
The Bank of New York Co., Inc. *	364	15
The Bear Stearns Cos., Inc.	56	8
The Charles Schwab Corp. (a)	488	10
The Goldman Sachs Group, Inc.	206	45

		625

Energy 1.4%

Anadarko Petroleum Corp.	220	11
Apache Corp.	156	13
Baker Hughes, Inc.	161	14
BJ Services Co.	154	4
Chesapeake Energy Corp.	176	6
ChevronTexaco Corp.	1,053	89
ConocoPhillips	780	61
CONSOL Energy, Inc.	100	5
Devon Energy Corp.	210	16
El Paso Corp.	311	5
ENSCO International, Inc.	70	4
EOG Resources, Inc.	114	8
Exxon Mobil Corp.	2,719	228
Halliburton Co.	488	17
Hess Corp.	111	7
Marathon Oil Corp.	346	21
Murphy Oil Corp.	79	5
Nabors Industries Ltd. *	149	5
National-Oilwell Varco, Inc. *	82	9
Noble Corp.	64	6
Occidental Petroleum Corp.	406	24
Peabody Energy Corp.	100	5
Rowan Cos., Inc.	52	2
Schlumberger Ltd.	559	47
Smith International, Inc.	100	6
Spectra Energy Corp.	293	8
Sunoco, Inc.	64	5
The Williams Cos., Inc.	282	9
Transocean, Inc. *	154	16
Valero Energy Corp.	294	22
Weatherford International Ltd. *	166	9
XTO Energy, Inc.	171	10

		697

Food & Staples Retailing 0.3%

Costco Wholesale Corp.	223	13
CVS/Caremark Corp.	740	27
Safeway, Inc.	212	7
Supervalu, Inc.	96	4
Sysco Corp.	294	10
The Kroger Co.	344	10
Wal-Mart Stores, Inc.	1,182	57
Walgreen Co.	478	21
Whole Foods Market, Inc.	66	2

		151

Food, Beverage & Tobacco 0.6%

Altria Group, Inc.	987	69

8 See financial notes

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Anheuser-Busch Cos., Inc.	367	19
Archer-Daniels-Midland Co.	309	10
Brown-Forman Corp., Class B	40	3
Campbell Soup Co.	88	4
Coca-Cola Enterprises, Inc.	144	4
ConAgra Foods, Inc.	245	7
Constellation Brands, Inc., Class A *	94	2
Dean Foods Co.	65	2
General Mills, Inc.	168	10
H.J. Heinz Co.	158	8
Kellogg Co.	118	6
Kraft Foods, Inc., Class A	683	24
McCormick & Co., Inc.	63	2
Molson Coors Brewing Co., Class B	25	2
PepsiCo, Inc.	783	51
Reynolds American, Inc.	80	5
Sara Lee Corp.	359	6
The Coca-Cola Co.	974	51
The Hershey Co.	84	4
The Pepsi Bottling Group, Inc.	63	2
The Tyson Foods, Inc., Class A	99	2
UST, Inc.	78	4
Wm. Wrigley Jr. Co.	105	6

		303

Health Care Equipment & Services 0.5%

Aetna, Inc.	268	13
AmerisourceBergen Corp.	98	5
Bausch & Lomb, Inc.	26	2
Baxter International, Inc.	306	17
Becton, Dickinson & Co.	118	9
Biomet, Inc.	118	5
Boston Scientific Corp. *	545	8
C.R. Bard, Inc.	50	4
Cardinal Health, Inc.	199	14
CIGNA Corp.	174	9
Coventry Health Care, Inc. *	75	4
Express Scripts, Inc. *	140	7
Hospira, Inc. *	77	3
Humana, Inc. *	78	5
IMS Health, Inc.	95	3
Laboratory Corp. of America Holdings *	60	5
Manor Care, Inc.	38	3
McKesson Corp.	144	9
Medco Health Solutions, Inc. *	145	11
Medtronic, Inc.	571	30
Patterson Cos., Inc. *	66	2
Quest Diagnostics, Inc.	76	4
St. Jude Medical, Inc. *	173	7
Stryker Corp.	139	9
Tenet Healthcare Corp. *	223	1
UnitedHealth Group, Inc.	641	33
Varian Medical Systems, Inc. *	60	3
WellPoint, Inc. *	312	25
Zimmer Holdings, Inc. *	118	10

		260

Household & Personal Products 0.3%

Avon Products, Inc.	214	8
Clorox Co.	72	4
Colgate-Palmolive Co.	243	16
Kimberly-Clark Corp.	219	15
The Estee Lauder Cos., Inc., Class A	57	3
The Procter & Gamble Co.	1,556	95

		141

Insurance 0.6%

ACE Ltd.	152	9
AFLAC, Inc.	235	12
Ambac Financial Group, Inc.	49	4
American International Group, Inc.	1,228	86
AON Corp.	153	6
Assurant, Inc.	80	5
Cincinnati Financial Corp.	83	4
Genworth Financial, Inc., Class A	179	6
Lincoln National Corp.	134	9
Loews Corp.	195	10
Marsh & McLennan Cos., Inc.	258	8
MBIA, Inc.	64	4
MetLife, Inc.	358	23
Principal Financial Group, Inc.	132	8
Prudential Financial, Inc.	234	23
SAFECO Corp.	59	4
The Allstate Corp.	305	19
The Chubb Corp.	190	10
The Hartford Financial Services Group, Inc.	144	14
The Progressive Corp.	376	9
The Travelers Cos., Inc.	329	18
Torchmark Corp.	50	3
UnumProvident Corp.	142	4
XL Capital Ltd., Class A	83	7

		305

Materials 0.4%

Air Products & Chemicals, Inc.	106	9
Alcoa, Inc.	412	17
Allegheny Technologies, Inc.	40	4
Ashland, Inc.	34	2
Ball Corp.	50	3
Bemis Co.	50	2
E.I. du Pont de Nemours & Co.	435	22
Eastman Chemical Co.	39	2
Ecolab, Inc.	87	4
Freeport-McMoRan Copper & Gold, Inc.	152	13
Hercules, Inc. *	54	1
International Flavors & Fragrances, Inc.	38	2
International Paper Co.	234	9
MeadWestvaco Corp.	86	3
Monsanto Co.	254	17
Newmont Mining Corp.	211	8
Nucor Corp.	146	9
Pactiv Corp. *	68	2
PPG Industries, Inc.	79	6
Praxair, Inc.	152	11
Rohm & Haas Co.	69	4
Sealed Air Corp.	78	2
Sigma-Aldrich Corp.	78	3

See financial notes 9

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Temple-Inland, Inc.	53	3
The Dow Chemical Co.	457	20
United States Steel Corp.	52	6
Vulcan Materials Co.	48	5
Weyerhaeuser Co.	116	9

		198

Media 0.5%

CBS Corp., Class B	396	13
Citadel Broadcasting Corp.	69	—
Clear Channel Communications, Inc.	244	9
Comcast Corp., Class A *	1,516	43
Dow Jones & Co., Inc.	28	2
Gannett Co., Inc.	112	6
Meredith Corp.	20	1
News Corp., Class A	1,135	24
Omnicom Group, Inc.	168	9
The DIRECTV Group, Inc. *	300	7
The E.W. Scripps Co., Class A	41	2
The Interpublic Group of Cos., Inc. *	204	2
The McGraw-Hill Cos., Inc.	173	12
The New York Times Co., Class A	74	2
The Walt Disney Co.	911	31
Time Warner, Inc.	1,931	41
Tribune Co.	52	2
Viacom, Inc., Class B *	365	15

		221

Pharmaceuticals & Biotechnology 1.0%

Abbott Laboratories	729	39
Allergan, Inc.	142	8
Amgen, Inc. *	552	31
Applera Corp. - Applied Biosystems Group	87	3
Barr Pharmaceuticals, Inc. *	50	2
Biogen Idec, Inc. *	162	9
Bristol-Myers Squibb Co.	926	29
Celgene Corp. *	100	6
Eli Lilly and Co.	534	30
Forest Laboratories, Inc. *	155	7
Genzyme Corp. *	122	8
Gilead Sciences, Inc. *	436	17
Johnson & Johnson	1,408	87
King Pharmaceuticals, Inc. *	115	2
Merck & Co., Inc.	1,034	51
Millipore Corp. *	25	2
Mylan Laboratories, Inc.	104	2
PerkinElmer, Inc.	62	2
Pfizer, Inc.	3,481	89
Schering-Plough Corp.	701	21
Thermo Fisher Scientific, Inc. *	195	10
Waters Corp. *	49	3
Watson Pharmaceuticals, Inc. *	49	2
Wyeth	635	36

		496

Real Estate 0.1%

Apartment Investment & Management Co., Class A	46	2
Archstone-Smith Trust	100	6
AvalonBay Communities, Inc.	30	3
Boston Properties, Inc.	43	4
CB Richard Ellis Group, Inc., Class A *	80	3
Developers Diversified Realty Corp.	50	3
Equity Residential	138	6
Host Hotels & Resorts, Inc.	200	5
Kimco Realty Corp.	101	4
Plum Creek Timber Co., Inc.	88	4
ProLogis	116	7
Public Storage, Inc.	40	3
Simon Property Group, Inc.	86	8
Vornado Realty Trust	57	6

		64

Retailing 0.5%

Abercrombie & Fitch Co., Class A	50	4
Amazon.com, Inc. *	146	10
AutoNation, Inc. *	70	2
AutoZone, Inc. *	27	4
Bed Bath & Beyond, Inc. *	132	5
Best Buy Co., Inc.	192	9
Big Lots, Inc. *	88	3
Circuit City Stores, Inc.	73	1
Dillard’s, Inc., Class A	30	1
Dollar General Corp.	150	3
eBay, Inc. *	545	18
Family Dollar Stores, Inc.	74	3
Genuine Parts Co.	81	4
IAC/InterActiveCorp *	100	3
J.C. Penney Co., Inc.	109	8
Kohl’s Corp. *	164	12
Limited Brands, Inc.	165	4
Lowe’s Cos., Inc.	738	23
Macy’s, Inc.	256	10
Nordstrom, Inc.	103	5
Office Depot, Inc. *	139	4
OfficeMax, Inc.	34	1
RadioShack Corp.	11	—
Sears Holdings Corp. *	48	8
Staples, Inc.	344	8
Target Corp.	417	26
The Gap, Inc.	271	5
The Home Depot, Inc.	1,005	40
The Sherwin-Williams Co.	53	3
The TJX Cos., Inc.	217	6
Tiffany & Co.	68	4

		237

Semiconductors & Semiconductor Equipment 0.4%

Advanced Micro Devices, Inc. *	228	3
Altera Corp.	171	4
Analog Devices, Inc.	174	7
Applied Materials, Inc.	750	15
Broadcom Corp., Class A *	208	6
Intel Corp.	2,783	66
KLA-Tencor Corp.	95	5
Linear Technology Corp.	144	5
LSI Logic Corp. *	186	1

10 See financial notes

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Maxim Integrated Products, Inc.	151	5
MEMC Electronic Materials, Inc. *	100	6
Micron Technology, Inc. *	319	4
National Semiconductor Corp.	159	5
Novellus Systems, Inc. *	64	2
NVIDIA Corp. *	161	7
Teradyne, Inc. *	94	2
Texas Instruments, Inc.	757	28
Xilinx, Inc.	164	4

		175

Software & Services 0.7%

Adobe Systems, Inc. *	283	11
Affiliated Computer Services, Inc., Class A *	55	3
Autodesk, Inc. *	110	5
Automatic Data Processing, Inc.	274	13
BMC Software, Inc. *	101	3
CA, Inc.	215	6
Citrix Systems, Inc. *	85	3
Cognizant Technology Solutions Corp., Class A *	60	5
Computer Sciences Corp. *	89	5
Compuware Corp. *	182	2
Convergys Corp. *	67	2
Electronic Arts, Inc. *	143	7
Electronic Data Systems Corp.	243	7
Fidelity National Information Services, Inc.	70	4
First Data Corp.	362	12
Fiserv, Inc. *	88	5
Google, Inc., Class A *	96	50
Intuit, Inc. *	166	5
Microsoft Corp.	4,204	124
Novell, Inc. *	185	1
Oracle Corp. *	1,784	35
Paychex, Inc.	159	6
Symantec Corp. *	493	10
Unisys Corp. *	162	1
VeriSign, Inc. *	116	4
Western Union Co.	362	8
Yahoo!, Inc. *	598	16

		353

Technology Hardware & Equipment 0.9%

Agilent Technologies, Inc. *	202	8
Apple, Inc. *	402	49
Avaya, Inc. *	198	3
Ciena Corp. *	39	1
Cisco Systems, Inc. *	2,911	81
Corning, Inc. *	731	19
Dell, Inc. *	1,113	32
EMC Corp. *	1,124	20
Hewlett-Packard Co.	1,338	60
International Business Machines Corp.	741	78
Jabil Circuit, Inc.	83	2
JDS Uniphase Corp. *	99	1
Juniper Networks, Inc. *	200	5
Lexmark International, Inc., Class A *	52	3
Molex, Inc.	68	2
Motorola, Inc.	1,182	21
NCR Corp. *	87	5
Network Appliance, Inc. *	178	5
QLogic Corp. *	76	1
QUALCOMM, Inc.	783	34
SanDisk Corp. *	88	4
Solectron Corp. *	433	2
Sun Microsystems, Inc. *	1,637	9
Tektronix, Inc.	39	1
Tellabs, Inc. *	214	2
Xerox Corp. *	440	8

		456

Telecommunication Services 0.5%

ALLTEL Corp.	183	12
AT&T, Inc.	2,961	123
CenturyTel, Inc.	55	3
Citizens Communications Co.	156	2
Embarq Corp.	70	5
Qwest Communications International, Inc. *	735	7
Sprint Nextel Corp.	1,405	29
Verizon Communications, Inc.	1,384	57
Windstream Corp.	189	3

		241

Transportation 0.2%

Burlington Northern Santa Fe Corp.	176	15
C.H. Robinson Worldwide, Inc.	100	5
CSX Corp.	206	9
FedEx Corp.	143	16
Norfolk Southern Corp.	196	10
Ryder System, Inc.	29	2
Southwest Airlines Co.	336	5
Union Pacific Corp.	125	14
United Parcel Service, Inc., Class B	516	38

		114

Utilities 0.4%

Allegheny Energy, Inc. *	78	4
Ameren Corp.	96	5
American Electric Power Co., Inc.	187	8
CenterPoint Energy, Inc.	147	3
CMS Energy Corp.	105	2
Consolidated Edison, Inc.	117	5
Constellation Energy Group, Inc.	85	7
Dominion Resources, Inc.	164	14
DTE Energy Co.	85	4
Duke Energy Corp.	586	11
Dynegy, Inc., Class A *	143	1
Edison International	155	9
Entergy Corp.	98	11
Exelon Corp.	315	23
FirstEnergy Corp.	157	10
FPL Group, Inc.	190	11
Integrys Energy Group, Inc.	15	1
KeySpan Corp.	83	4
Nicor, Inc.	32	1
NiSource, Inc.	130	3

See financial notes 11

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

PG&E Corp.	163	7
Pinnacle West Capital Corp.	47	2
PPL Corp.	179	8
Progress Energy, Inc.	120	5
Public Service Enterprise Group, Inc.	118	10
Questar Corp.	80	4
Sempra Energy	123	7
TECO Energy, Inc.	99	2
The AES Corp. *	311	7
The Southern Co.	350	12
TXU Corp.	218	15
Xcel Energy, Inc.	192	4

		220

Total Common Stock (Cost $3,031)		6,434

Other Investment Companies 85.0% of net assets

Schwab Institutional Select S&P 500 Fund (a)	1,104,258	13,207
Schwab International Index Fund, Select Shares (a)	406,676	9,768
Schwab Small-Cap Index Fund, Select Shares (a)	385,237	9,824
Schwab Total Bond Market Fund (a)	738,384	7,162
Schwab Value Advantage Money Fund, Select Shares (a)	1,815,607	1,816

Total Other Investment Companies (Cost $33,164)		41,777

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.3% of net assets

Commercial Paper & Other Corporate Obligations 0.3%

Bank of America, London Time Deposit
5.04%, 07/02/07	147	147

Total Short-Term Investment (Cost $147)		147

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $36,555 and the unrealized appreciation and depreciation were $11,986 and ($183), respectively, with a net unrealized appreciation of $11,803.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

12 See financial notes

Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $33,164)		$41,777
Investments in affiliated issuers, at value (cost $3)		10
Investments in unaffiliated issuers, at value (cost $3,175)	+	6,571

Total investments, at value (cost $36,342)		48,358
Receivables:
Investments sold		3
Fund shares sold		829
Dividends	+	43

Total assets		49,233

Liabilities
Payables:
Investments bought		50
Investment adviser and administrator fees		1
Fund shares redeemed		13
Accrued expenses	+	8

Total liabilities		72

Net Assets
Total assets		49,233
Total liabilities	−	72

Net assets		$49,161
Net Assets by Source
Capital received from investors		34,781
Net investment income not yet distributed		1,351
Net realized capital gains		1,013
Net unrealized capital gains		12,016

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$49,161		2,608		$18.85

See financial notes 13

Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$231
Dividends		54
Interest	+	18

Total Investment Income		303

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		101
Net realized gains on investments		33
Net realized losses on futures contracts	+	(18)

Net realized gains		116

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		2,473
Net unrealized gains on investments		331
Net unrealized losses on futures contracts	+	(2)

Net unrealized gains		2,802

Expenses
Investment adviser and administrator fees		103
Professional fees		15
Portfolio accounting fees		12
Shareholder reports		9
Trustees’ fees		9
Custodian fees		1
Other expenses	+	1

Total expenses		150
Expense reduction by adviser and Schwab	−	33

Net expenses		117

Increase in Net Assets from Operations
Total investment income		303
Net expenses	−	117

Net investment income		186
Net realized gains		116
Net unrealized gains	+	2,802

Increase in net assets from operations		$3,104

14 See financial notes

Schwab MarketTrack Growth Portfolio II

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		1/1/07-06/30/07	1/1/06-12/31/06
Net investment income		$186	$916
Net realized gains		116	2,023
Net unrealized gains	+	2,802	2,738

Increase in net assets from operations		3,104	5,677

Distributions to shareholders
Distribution from net investment income		$-	$576

Transactions in Fund Shares

		1/1/07-06/30/07		1/1/06-12/31/06
		SHARES	VALUE	SHARES	VALUE
Shares sold		372	$6,863	684	$11,425
Shares reinvested		-	-	32	576
Shares redeemed	+	(396)	(7,240)	(450)	(7,417)

Net transactions in fund shares		(24)	($377)	266	$4,584

Shares Outstanding and Net Assets

		1/1/07-06/30/07		1/1/06-12/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,632	$46,434	2,366	$36,749
Total increase or decrease	+	(24)	2,727	266	9,685

End of period		2,608	$49,161	2,632	$46,434

Net investment income not yet distributed			$1,351		$1,165

See financial notes 15

Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II is a series of Schwab Annuity Portfolios, ( the ”trust”) a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab MarketTrack Growth Portfolio II offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in preparation of the financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.

•	Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying

16

Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Foreign Currency Transactions:

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(e) Investment Income:

Income from interest and the accretion of discount is recorded as it accrues. Dividends and capital gain distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date); although the fund record certain foreign security dividends on the day it learns of the ex-dividend date.

(f) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(g) Distributions to Shareholders:

The fund pays dividends from net investment income and makes distributions from net realized capital gains once a year.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The fund intends to meet federal income tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown

 17

Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2007, management has reviewed the tax positions for open tax years (December 31, 2003 through December 31, 2006), evaluated the implications of FIN 48, and determined that there is no impact to the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measurement fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

3. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.44%
Over $500 million	0.39%

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 30, 2008.

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in an index which the fund uses as part of an indexing strategy. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of June 30, 2007, the shares owned by the fund as a percentage of the total shares of the underlying funds is:

Schwab Equity Index Funds:
Institutional Select S&P 500 Fund	0.5%
International Index Fund	0.8%
Small-Cap Index Fund	1.0%
Schwab Bond Funds:
Total Bond Market Fund	0.5%
Schwab Money Funds:
Value Advantage Money Fund	0.0%

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

18

Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2007, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

4.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended June 30, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases	Sales/Maturities

$1,752	$1,003

5.	Borrowing from Banks:
(All dollar amounts are x 1,000)

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the line of credit for the fund during the period.

6.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2006, the funds had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, the fund had no deferred capital losses, and capital losses utilized to offset capital gains were $595.

 19

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab MarketTrack Growth Portfolio II, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 2, 2007 and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The trustees considered the role of unaffiliated insurance companies in the distribution of the funds. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and

20

shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

 21

Trustees and Officers

The tables below give information as of June 30, 2007, about the trustees and officers for Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of June 30, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	61	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	61	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners, LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

22

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served )	Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc.. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Management and Director, American Century Companies, Inc.	72	None.

 23

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust;. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., abd Charles Schwab Investment Management, Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 25

Money Market
Schwab Money Market Portfoliotm
Money Market Semiannual report for the period ended June 30, 2007

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Investment Environment and the Portfolio

Karen Wiggan, managing director and portfolio manager, is responsible for the overall management of the portfolio.

Although the U.S. economy grew at a sub-par pace during the report period, the markets remained resilient, aided by a continuation in relatively attractive equity valuations, stable earnings growth, and global liquidity. Strong employment data in June, coupled with an improved outlook on economic growth and tame inflation, suggested that the U.S. economy was healthy enough to diminish the possibility of a rate cut in the near future. However, several key issues continued to weigh on investors, namely, continued weakening of the housing market, rising energy prices, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

The U.S. economy had been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 0.7% annually adjusted rate, as compared to 2.5% in the fourth quarter of 2006. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2002, and reflected a number of factors, including a deceleration in exports, an increase in imports, and a decrease in government spending. Higher food and energy costs continue to be a concern, as they have the potential to weigh down on consumer spending. Furthermore, the housing market and sub-prime mortgage woes have the potential to dampen near term consumer spending.

The housing market remains a significant headwind for economic growth and continued to provide mixed signals with regards to a recovery. Existing home sales, which account for roughly 85% of the market, fell 0.3% to a seasonally adjusted annual rate of 5.99 million units in May, its lowest level since June 2003. Concurrently, new home sales declined by 1.6% to a seasonally adjusted annual rate of 915,000 units. According to the National Association of Realtors, buyer psychology has been the main factor behind sluggish home sales, in addition to tighter lending standards in the wake of subprime woes. Although a further decline in home prices may restore a sense of affordability, it also threatens to reduce equity values, an important source of wealth and leverage.

Commodity prices continue to pose a threat to economic growth as well. Although prices at the pump have slightly moderated, the national average remains above $3 a gallon, continuing to squeeze the pockets of many investors. Increasing global demand remains ever present, and will likely continue to put upward pressures on prices. Nevertheless, it is projected that global oil consumption will grow at a rate of 1.5 million barrels per day in 2007 and 1.6 million barrels per day in 2008, with half of the consumption growth stemming from China and the U.S., according to the Energy Information Administration. Though elevated commodity prices might have less upward pressure on inflation, their tax-like effect threatens to weigh down on spending and discretionary income.

Schwab Money Market Portfolio 1

The Investment Environment and the Portfolio continued

In its June 2007 statement, the Fed noted that despite ongoing adjustments in the housing sector, the economy will likely maintain its course of expanding at a moderate pace. Given an upbeat employment picture, improvements in manufacturing, and continued strength in the stock market, the U.S. economy has the potential to grow near its long-term trend of 3%. In June, nonfarm payroll employment increased by 132,000, while unemployment remained unchanged at 4.5%. Bear in mind that employment conditions react with a lag to changes in monetary policy, and thus are not fully reflective of current conditions. The Fed still regarded the labor market as tight, thus noting that “the high level of resource utilization” could cause upward pressures on wages.

Although readings of core inflation improved, the Fed’s predominant concern remains the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.3% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, performance of the economy in the near term could determine the outcome of inflationary pressures; if U.S. economic growth remains moderate, inflation will likely remain contained. However, if a recovery of economic growth ensues, upward pressures in wage inflation run the risk of pressuring inflationary expectations.

During the report period, the Fed maintained the Fed funds target rate at 5.25%. The June meeting marked the eighth straight meeting without a rate hike, following 17 consecutive meetings, during which the Fed raised the target rate from 1% to the current 5.25%. While the Fed indicated that they are predominantly concerned about inflation if it fails to moderate as expected, they also expressed concerns about the downside risks to growth from a slowing housing sector.

Schwab Money Market Portfolio maintained a slightly longer weighted average maturity by focusing on selective extensions into longer-dated maturities. As expectations continued for a Fed on hold for the foreseeable future, we felt the longer end of the curve represented value and provided a good opportunity to add yield to the portfolio. This action benefited the fund’s performance because we extended the WAM during a period in which the money market curve was positively sloped.

2 Schwab Money Market Portfolio

Performance and Fund Facts as of 6/30/07

 Seven-Day Yields1

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Seven-Day Yield	4.81%

Seven-Day Effective Yield	4.93%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/annuities.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Weighted Average Maturity	42 days

Credit Quality of Holdings % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Schwab Money Market Portfolio 3

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2007 and held through June 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period.‘

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/07	at 06/30/07	1/1/07 - 6/30/07

Schwab Money Market Portfolio
Actual Return	0.44%	$1,000	$1,024.10	$2.21
Hypothetical 5% Return	0.44%	$1,000	$1,022.61	$2.21

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

4 Schwab Money Market Portfolio

Schwab Money Market Portfolio tm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.05	0.03	0.01	0.01	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	2.41	[1]	4.61	2.75	0.90	0.74	1.31

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	[2]	0.46	0.47	0.46	0.44	0.48
Gross operating expenses	0.44	[2]	0.46	0.47	0.46	0.44	0.48
Net investment income	4.79	[2]	4.55	2.74	0.89	0.75	1.31
Net assets, end of period ($ x 1,000,000)	192		159	133	116	141	215

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.

See financial notes 5

Schwab Money Market Portfolio

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

96.7%		Federal Agency Securities	185,762	185,762
3.5%		Other Investments	6,673	6,673

100.2%		Total Investments	192,435	192,435
(0	.2)%	Other Assets and Liabilities		(439)

100.0%		Net Assets		191,996

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 96.7% of net assets

Fixed-Rate Discount Notes 96.7%

Fannie Mae
5.17%, 07/02/07	2,672	2,672
5.19%, 07/11/07	1,940	1,937
5.22%, 07/11/07	2,626	2,622
5.18%, 07/13/07	1,000	998
5.20%, 07/13/07	1,121	1,119
5.19%, 07/18/07	1,394	1,391
5.21%, 07/18/07	1,600	1,596
5.19%, 07/25/07	1,430	1,425
5.19%, 07/25/07	1,450	1,445
5.21%, 07/25/07	1,500	1,495
5.22%, 07/25/07	1,650	1,644
5.19%, 07/27/07	1,034	1,030
5.18%, 08/01/07	1,676	1,669
5.19%, 08/01/07	1,000	996
5.19%, 08/08/07	1,126	1,120
5.20%, 08/08/07	2,490	2,477
5.19%, 08/17/07	1,400	1,391
5.20%, 08/22/07	4,112	4,081
5.21%, 09/05/07	1,830	1,813
5.21%, 09/07/07	2,000	1,981
5.20%, 09/19/07	1,000	989
5.21%, 09/19/07	1,608	1,590
5.23%, 09/21/07	1,667	1,647
5.21%, 09/26/07	1,902	1,879
5.22%, 10/03/07	1,875	1,850
5.23%, 11/28/07	1,632	1,597
Federal Farm Credit Bank
5.17%, 07/05/07	1,400	1,399
5.16%, 07/09/07	3,722	3,718
5.16%, 07/17/07	2,000	1,995
5.18%, 07/19/07	3,000	2,992
5.18%, 08/01/07	1,791	1,783
5.18%, 08/03/07	2,010	2,001
5.19%, 08/13/07	1,900	1,888
5.20%, 09/20/07	1,905	1,883
5.19%, 10/01/07	2,000	1,974
5.17%, 11/14/07	1,571	1,541
Federal Home Loan Bank
5.20%, 07/05/07	1,531	1,530
5.18%, 07/11/07	2,953	2,949
5.19%, 07/11/07	1,914	1,911
5.11%, 07/13/07	4,000	3,993
5.19%, 07/13/07	1,423	1,421
5.18%, 07/18/07	1,500	1,496
5.20%, 07/20/07	1,186	1,183
5.22%, 07/20/07	2,000	1,995
5.19%, 07/27/07	2,297	2,288
5.18%, 07/31/07	2,240	2,230
5.18%, 08/01/07	1,000	996
5.18%, 08/03/07	2,818	2,805
5.19%, 08/08/07	1,000	995
5.19%, 08/15/07	2,190	2,176
5.20%, 08/24/07	2,038	2,022
5.20%, 09/14/07	4,000	3,957
5.20%, 09/19/07	6,215	6,144
5.20%, 09/21/07	3,713	3,669
5.20%, 09/28/07	2,000	1,975
Freddie Mac
5.21%, 07/02/07	1,312	1,312
5.18%, 07/09/07	2,000	1,998
5.20%, 07/09/07	2,471	2,468
5.18%, 07/16/07	3,981	3,972
5.21%, 07/23/07	1,222	1,218
5.20%, 07/24/07	1,090	1,086
5.19%, 07/27/07	1,038	1,034
5.19%, 07/30/07	1,881	1,873
5.22%, 07/30/07	1,000	996
5.20%, 08/06/07	1,989	1,979
5.18%, 08/13/07	1,333	1,325
5.20%, 08/13/07	2,000	1,988
5.18%, 08/17/07	1,489	1,479
5.21%, 08/17/07	1,200	1,192
5.21%, 08/20/07	2,843	2.822
5.22%, 08/20/07	1,233	1,224
5.20%, 08/27/07	2,389	2,370
5.20%, 08/29/07	2,500	2,479
5.21%, 08/31/07	1,080	1,071
5.19%, 09/04/07	1,284	1,272
5.21%, 09/04/07	6,389	6,330
5.22%, 09/04/07	1,068	1,058
5.19%, 09/13/07	1,940	1,920
5.20%, 09/13/07	1,000	990
5.21%, 10/15/07	1,000	985
Tennessee Valley Authority
5.14%, 07/05/07	6,104	6,101
5.16%, 07/05/07	3,016	3,014

6 See financial notes

Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.15%, 08/02/07	3,525	3,509
5.18%, 08/02/07	9,700	9,656
5.18%, 08/16/07	2,051	2,037
5.18%, 09/13/07	3,680	3,641

Total Federal Agency Securities (Cost $185,762)		185,762

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investment 3.5% of net assets

Repurchase Agreement 3.5%

Credit Suisse Securities (USA) L.L.C.
Tri-Party Repurchase Agreement dated 06/29/07, due 07/02/07 at 4.45%, fully collateralized by U.S. Treasury Securities with a value of $6,811.	6,676	6,673

Total Other Investment (Cost $6,673)		6,673

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $192,435.

See financial notes 7

Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$192,435
Receivables:
Fund shares sold		1,053
Interest	+	1

Total assets		193,489

Liabilities
Payables:
Investment adviser and administrator fees		6
Fund shares redeemed		1,102
Distributions to shareholders		368
Accrued expenses	+	17

Total liabilities		1,493

Net Assets
Total assets		193,489
Total liabilities	−	1,493

Net assets		$191,996
Net Assets by Source
Capital received from investors		192,007
Net realized capital losses		(11)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$191,996		192,043		1.00

8 See financial notes

Schwab Money Market Portfolio

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$4,313

Expenses
Investment adviser and administrator fees		289
Portfolio accounting fees		21
Shareholder reports		18
Trustees’ fees		14
Professional fees		13
Custodian fees		5
Other expenses	+	1

Total expenses		361

Increase in Net Assets from Operations
Total investment income		4,313
Net expenses	−	361

Net investment income		3,952

Increase in net assets from operations		$3,952

See financial notes 9

Schwab Money Market Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures from current period are unaudited.

Operations

		1/1/07-6/30/07	1/1/06-12/31/06
Net investment income		$3,952	$6,737

Increase in net assets from operations		3,952	6,737

Distributions to shareholders
Distributions from net investment income		3,952	6,737

Transactions in Fund Shares*
Shares sold		139,756	262,197
Shares reinvested		3,591	6,737
Shares redeemed	+	(110,031)	(243,300)

Net transactions in fund shares		33,316	25,634

Net Assets
Beginning of period		158,680	133,046
Total increase	+	33,316	25,634

End of period		$191,996	$158,680

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

10 See financial notes

Schwab Money Market Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund

Schwab Money Market Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab Money Market Portfolio offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of the financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(b) Portfolio Investments:

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that is market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 11

Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to the insurance company separate accounts once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The fund intends to meet federal income tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2007, management has reviewed the tax positions for the open years (December 31, 2003 through December 31, 2006), evaluated the implications of FIN 48, and determined that there is no impact to the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measurement fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

12

Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
Over 1 billion	0.32%
Over $10 billion	0.30%
Over $20 billion	0.27%
Over $40 billion	0.25%

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2008.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2007, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

4.	Borrowing from Banks:
(All dollar amounts are x 1,000)

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the line of credit for the fund during the period.

 13

Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

5.	Federal Income Taxes:

(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2006, the fund had capital loss carry forwards expiring in:

Expire

2007	$9
2008	2

Total	$11

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, the fund had no deferred capital losses and the capital losses utilized to offset the capital gains were $3.

14

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Money Market Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 2, 2007 and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The trustees considered the role of unaffiliated insurance companies in the distribution of the funds. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and

 15

shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

16

Trustees and Officers

The tables below give information as of June 30, 2007, about the trustees and officers for Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of June 30, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	61	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	61	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners, LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

 17

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served )	Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc.. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Management and Director, American Century Companies, Inc.	72	None.

18

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust;. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., abd Charles Schwab Investment Management, Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 19

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

20

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Annuity Portfolios

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date: August 14, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date: August 14, 2007

By:	/s/ George Pereira
George Pereira
Treasurer and Principal Financial Officer

Date: August 8, 2007